Capital Stock and Long-term Retention Plan - Capital Stock (Details) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($) shares	Dec. 31, 2024 MXN ($) item $ / shares shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($) shares
Classes of share capital
Number of classes of capital stock | item		4
Number of shares in each CPO		117
Number of CPOs in each GDS		5
Authorized (in shares)		340,621,800
Repurchased (in shares)	3,217,500
Held by trust (in shares)		(25,170,000)
Outstanding (in shares)		315,451,800	323,976,500	330,739,700
Shares in the form of CPOs, Authorized and Issued		279,337,500
Shares in the form of CPOs, Held by trust		20,117,700
Shares in the form of CPOs, Outstanding		259,219,800
Shares not in the form of CPOs, Authorized and Issued		61,284,300
Shares not in the form of CPOs, Held by trust		5,052,300
Shares not in the form of CPOs, Outstanding		56,232,000
Issued capital | $		$ 3,933,549	$ 4,722,776
Authorized capital | $		1,970,999
Spun-off Businesses to Ollamani | $		$ 9,184,038
Shares repurchased	$ 27.5		$ 1,197,082	$ 629,326
Series "A" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		25
Authorized (in shares)		118,614,200
Held by trust (in shares)		(6,993,900)
Outstanding (in shares)		111,620,300	113,441,700	114,750,200
Series "B" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		22
Authorized (in shares)		54,882,200
Held by trust (in shares)		(6,139,900)
Outstanding (in shares)		48,742,300	50,345,400	51,649,700
CPOs
Classes of share capital
Authorized (in shares)		2,387,500
Held by trust (in shares)		(171,900)
Outstanding (in shares)		2,215,600	2,288,400	2,347,700
Series "D" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		35
Authorized (in shares)		83,562,700
Held by trust (in shares)		(6,018,100)
Outstanding (in shares)		77,544,600	80,094,700	82,169,900
Series "L" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		35
Authorized (in shares)		83,562,700
Held by trust (in shares)		(6,018,100)
Outstanding (in shares)		77,544,600	80,094,700	82,169,900
Capital Stock
Classes of share capital
Spun-off Businesses to Ollamani | $		$ 752,071
Spun-off Businesses to Ollamani, Nominal | $		$ 376,844